Assets Held for Sale - Schedule of Asset Held for Sale (Details) - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
Cash	$ 15	$ 0
Accounts receivable and other current assets	3
PPE	718
Intangible assets	30
Total assets held for sale	766	0
Accounts payable and other current liabilities	2
Other liabilities	67
Total liabilities associated with assets held for sale	$ 69	$ 0